Rollforward of Uncertain Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Uncertain tax positions including permanent and temporary differences
Balance at beginning of period	$ 36	$ 36	$ 38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions		1
Reductions for prior years tax positions	(28)	(2)	(3)
Balance at end of period	$ 10	$ 36	$ 36